SEGMENTED REPORTING - Disclosure of operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disclosure of operating segments [line items]
Assets	$ 53,679	$ 51,199
Liabilities	2,124	31,726
Total Comprehensive Loss/(Income)	15,172	8,165	$ 11,615
Canada [Member]
Disclosure of operating segments [line items]
Assets	12,037	7,038
Liabilities	1,777	29,625
Total Comprehensive Loss/(Income)	13,894	15,202
South Africa [Member]
Disclosure of operating segments [line items]
Assets	41,642	44,161
Liabilities	347	2,101
Total Comprehensive Loss/(Income)	$ 1,278	$ (7,037)